Financial Risk Management - Summary of Quantitative Data About Exposure to Currency Risk (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 911,139,000	$ 342,472,000	$ 273,108,000	$ 508,982,000
Trade and other receivables, net of expected credit losses	232,835,000	256,291,000
Debt – Assets held for sale		490,458,000
Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	935,438,000	342,473,000
Trade and other receivables, net of expected credit losses	230,537,000	259,639,000
Secured debt and bonds	(4,026,496,000)	(4,690,668,000)
Unsecured debt	(174,167,000)	(165,655,000)
Debt – Assets held for sale		(490,458,000)
Accrued expenses	(16,448,000)	(87,610,000)
Accounts payable	(506,256,000)	(542,546,000)
Net financial position exposure	(3,557,392,000)	(5,374,825,000)
USD [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	855,733,000	209,139,000
Trade and other receivables, net of expected credit losses	70,018,000	137,692,000
Secured debt and bonds	(3,919,738,000)	(4,554,328,000)
Unsecured debt	(173,632,000)	(160,801,000)
Debt – Assets held for sale		(449,340,000)
Accrued expenses	(14,386,000)	(63,385,000)
Accounts payable	(337,854,000)	(363,129,000)
Net financial position exposure	(3,519,859,000)	(5,244,152,000)
Colombian, Pesos [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	33,968,000	87,382,000
Trade and other receivables, net of expected credit losses	41,985,000	1,474,000
Secured debt and bonds	(3,823,000)	(16,285,000)
Unsecured debt	(535,000)	(4,854,000)
Accrued expenses	(755,000)	(19,560,000)
Accounts payable	(96,252,000)	(51,313,000)
Net financial position exposure	$ (25,412,000)	$ (3,156,000)
Change in forecast in exchange rate	(3.78%)	(6.40%)
Sensitivity analysis effect on profit of the year	$ 960.570	$ 201,000
Mexico, Pesos [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	21,985,000	4,789,000
Trade and other receivables, net of expected credit losses	44,878,000	8,591,000
Accrued expenses		(408,000)
Accounts payable	(19,354,000)	(19,258,000)
Net financial position exposure	$ 47,509,000	$ (6,286,000)
Change in forecast in exchange rate	(4.63%)	(4.40%)
Sensitivity analysis effect on profit of the year	$ (2,200,000)	$ 279,000
Euro [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	14,299,000	15,111,000
Trade and other receivables, net of expected credit losses	43,709,000	81,982,000
Secured debt and bonds	(102,935,000)	(120,055,000)
Debt – Assets held for sale		(41,118,000)
Accrued expenses	(92,000)	(2,726,000)
Accounts payable	(15,893,000)	(38,716,000)
Net financial position exposure	$ (60,912,000)	$ (105,522,000)
Change in forecast in exchange rate	(8.19%)	(0.045%)
Sensitivity analysis effect on profit of the year	$ 4,988,000	$ (48,000)
Argentinean, Pesos [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,883,000	11,045,000
Trade and other receivables, net of expected credit losses	1,263,000	6,637,000
Accounts payable	(2,261,000)
Net financial position exposure	$ 885,000	$ 17,682,000
Change in forecast in exchange rate	(22.32%)	9.10%
Sensitivity analysis effect on profit of the year	$ (19,753,000)	$ 1,617,000
Brazilian Reals [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,478,000
Trade and other receivables, net of expected credit losses	10,646,000	17,764,000
Accrued expenses	(1,196,000)	(1,531,000)
Accounts payable	(4,804,000)	(17,437,000)
Net financial position exposure	$ 6,124,000	$ (1,204,000)
Change in forecast in exchange rate	(18.44%)	2.60%
Sensitivity analysis effect on profit of the year	$ (1,129,000)	$ (32,000)
Other [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	6,092,000	15,007,000
Trade and other receivables, net of expected credit losses	18,038,000	5,499,000
Accrued expenses	(19,000)
Accounts payable	(29,838,000)	(52,693,000)
Net financial position exposure	$ (5,727,000)	$ (32,187,000)